Equity Incentive Plans & Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans & Stock-Based Compensation	Equity Incentive Plans & Stock-Based CompensationIn 2014, the Company adopted its 2014 equity incentive plan (the “2014 Plan”) which provides for the granting of stock options, restricted stock awards and stock appreciation rights to employees, directors, and consultants of the
Company. As of December 31, 2020, the Company had reserved 7,223,913 shares of its common stock for issuance under the 2014 Plan.
Awards granted under the 2014 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over four years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2014 Plan.
Upon the consummation of the Merger, the Company adopted its 2021 Equity Incentive Plan (the “2021 EIP”) which provides for the granting of stock options, restricted stock units (“RSUs”) and stock appreciation rights to employees, directors, and consultants of the Company. As of December 31, 2021, the Company has reserved 42,766,043 shares of its common stock for issuance under the 2021 EIP for stock options and restricted share units (RSUs). The awards granted under the 2014 Plan were cancelled and exchanged to equivalent awards using the Exchange Ratio pursuant to the Business Combination Agreement under the 2021 EIP.
In addition, the Company adopted its 2021 Employee Stock Purchase Plan (“2021 ESPP”). As of December 31, 2021, the Company has reserved 3,663,277 shares of its common stock for issuance under the 2021 ESPP. As of December 31, 2021 the Company had not begun any offering periods for the 2021 ESPP.
Awards granted under both the 2021 EIP and the Company’s 2014 Equity Incentive Plan (the “2014 Plan”) generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over 4 years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2021 Plan and 2014 Plan, respectively.
Stock options
Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2019	4,846	$1.51	8.1
Granted	20,923	$0.25
Exercised	(55)	$0.98
Forfeited or expired	(4,243)	$0.67
Outstanding as of December 31, 2020	21,471	$0.33	9.3
Options vested and expected to vest as of December 31, 2020	21,471	$0.33
Vested and exercisable as of December 31, 2020	2,697	$0.94

Outstanding as of December 31, 2020	21,471	$0.33	9.3
Granted	1,023	$6.69
Exercised	(269)	$1.35
Forfeited or expired	(1,034)	$1.09
Outstanding as of December 31, 2021	21,191	$0.58	8.2
Options vested and expected to vest as of December 31, 2021	21,191	$0.58
Vested and exercisable as of December 31, 2021	9,361	$0.56
The aggregate intrinsic value of options outstanding was $153.2 million and $3.9 million, respectively, as of December 31, 2021 and 2020. Intrinsic value of options exercised for the years ended December 31, 2021 and 2020 was $1.0 million and no intrinsic value, respectively. The weighted-average grant date fair value of options granted in the years ended December 31, 2021 and 2020 was $3.58 per share and $0.11 per share, respectively. The total grant date fair value of options vested was $1.5 million and $0.3 million for the years ended December 31, 2021 and 2020.
As of December 31, 2021, total unrecognized compensation cost related to options was $3.4 million and is expected to be recognized over a weighted-average period of 2.3 years.
The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The fair value of each stock option grant is estimated on the date of the grant. The fair value of the Legacy Velo3D common stock underlying the stock options has historically been determined by the board of directors, as there was no public market for the Company’s common stock prior to Merger Closing. Therefore, the board of directors has determined the fair value of the common stock at the time of the stock option grant by considering a number of objective and subjective factors including independent third-party valuation reports, valuations of comparable companies, sales of convertible preferred stock and common stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, among other factors.
The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	December 31,
	2021	2020
Expected volatility	59%	60%
Risk-free interest rate	0.9% - 1.0%	0.4% - 0.5%
Dividend yield	—%	—%
Expected term (in years)	5.72	6.04
Discount for Lack of Marketability	9.2%	28.5%
Expected volatility: As the Company was not publicly traded at the time the awards were granted, the expected volatility for the Company’s stock options was determined by using a review of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The Company uses the simplified method available under U.S. GAAP to determine the expected term due to having insufficient history upon which to base an assumption about the term.
Discount for Lack of Marketability ("DLOM"): The DLOM did not apply post closing and is meant to account for the lack of marketability of stock that was not publicly traded.
Restricted Stock Units
The fair value of RSUs under the Company’s 2021 EIP is estimated using the value of the Company’s common stock on the date of grant.
The following table summarizes outstanding and expected to vest RSUs as of December 31, 2021 and their activity during the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
	(In thousands)	(Per Share Data)	(In thousands)
Balance as of December 31, 2020	—	$—	$—
Granted	4,041	7.26	29,476
Released	—	—	—
Cancelled	—	—	—
Balance as of December 31, 2021	4,041	$7.26	$29,476
Expected to vest as of December 31, 2021	4,041	$7.26	$31,563
The aggregate intrinsic value of outstanding RSUs is calculated based on the closing price of the Company’s common stock as of the date outstanding. As of December 31, 2021, there was $29.0 million of unrecognized compensation cost related to 4.0 million unvested RSUs, which is expected to be recognized over a weighted average period of approximately 3.7 years.
Earnout Shares - Employees
The Earnout Shares issuable to holders of employee stock options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions. The estimated fair values of the Earnout Shares associated with vested stock options are recognized as an expense and determined by the Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the five-year earnout period. The portion of the Earnout Shares associated with unvested stock options are recognized as an expense and considers the vesting continuing employment requirements.
The assumptions for the Monte-Carlo simulation model on the Closing Date, September 29, 2021, are defined in Note 17, Equity Instruments - Contingent Earnout Liabilities, which include the current stock price, expected volatility, risk-free interest rate, dividend yield, and expected term.
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense by type of award included in the statements of operations:

	December 31,
	2021	2020
	(In thousands)
Restricted stock units	$355	$—
Stock options	2,453	1,455
Earnout shares - employees	1,560	—
	$4,368	$1,455
The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	December 31,
	2021	2020
	(In thousands)
Research and development	$1,851	$728
Selling and marketing	816	373
General and administrative	1,701	354
	$4,368	$1,455